Loans - Additional Information (Detail) $ in Millions						12 Months Ended
		Jul. 31, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jul. 02, 2020 USD ($)	Mar. 23, 2016 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Jan. 07, 2021 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 28, 2017 USD ($)
Disclosure of detailed information about loans [line items]
GainLossesFrom from debt exchange	[1]					$ (2,097)
Negotiable Obligations [member]
Disclosure of detailed information about loans [line items]
Percentage of discounted present value of the remaining cash flows						10.00%	10.00%
GainLossesFrom from debt exchange							$ 2,097
ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Payment of cash for debt note exchange		$ 90,000,000	$ 125
Notes and debentures issued			1,000						$ 542,800,000
ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity		58.73
Notional amount		$ 587,300,000
currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity				2025
Notional amount				$ 950,000,000
Payment of cash for debt note exchange				100
currency US [Member] | ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity					2021
Notional amount					$ 1,000,000,000
Notes and debentures issued				$ 1,000
Frequent Issuer regime [member]
Disclosure of detailed information about loans [line items]
Principal value								$ 6,500,000,000		$ 2,000,000,000
Top of range [member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Notional amount			$ 925,000,000
Top of range [member] | currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, interest rate				8.50%
Top of range [member] | Medium Term Notes [member]
Disclosure of detailed information about loans [line items]
Notes and debentures issued											$ 10,000,000,000

[1]	See Note 20.